Financial instruments carried at fair value - Financial instruments carried at fair value (Detail: Text Values) € in Billions	6 Months Ended
Jun. 30, 2026 EUR (€)
Financial Instruments carried at Fair Value [Abstract]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	€ 6.0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	1.5
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	5.7
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	€ 2.2